Capitalized Software Costs, net (Tables)	12 Months Ended
Dec. 31, 2021
Capitalized Software Costs, net
Schedule of capitalized software costs

	2021	2020
Website and internal-use software	$81,908	$72,574
Less: Accumulated amortization	(65,354)	(56,014)
	$16,554	$16,560